Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Mar. 13, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends [Line Items]
Enterprise income tax rate on dividends declared		10.00%
Dividend for fiscal year twenty seventeen [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share			¥ 0.052
Approval of a final dividend, total			¥ 1,591
Dividend for fiscal year twenty eighteen [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share		¥ 0.134	¥ 0.052
Approval of a final dividend, total		¥ 4,100	¥ 1,591
Dividend for fiscal year twenty eighteen [member] | Dividends Proposed [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share	¥ 0.134
Approval of a final dividend, total	¥ 4,100